[GRAPHIC: FULL-LENGTH PHOTO OF ART BONNEL W/NEWSPAPER FUND TABLE IN THE BACKGROUND]

                               BONNEL GROWTH FUND

                       ---------------------------------
                       SEMI-ANNUAL REPORT MARCH 31, 1997
                       ---------------------------------

U.S. Global Investors

           ------------------
           Bonnel Growth Fund
           Semi-Annual Report
           ------------------

           March 31, 1997
           (Unaudited)

-----------------
TABLE OF CONTENTS
-----------------

                    Letter to Shareholders ............    1

                    Investment Manager Perspective ....    2

                    Portfolio of Investments ..........    5

                    Statement of Assets and Liabilities    9

                    Statement of Operations ...........   10

                    Statement of Changes in Net Assets    11

                    Notes to Financial Statements .....   12

                    Financial Highlights ..............   16

----------

For more information, including charges and expenses, call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com. Please read the prospectus carefully before investing; it details the special risks, including political, currency and economic risks, of investing in emerging markets. U.S. stands for United Services. Past performance is no guarantee of future results. Investment returns and principal of accounts in non-money market funds may fluctuate so that you have a gain or loss when you sell shares.

Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one-and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively. Like all other mutual funds, Fund shares are not backed by the U.S. government or its agencies; however, the securities it invests in are. The Fund is managed to maintain a stable $1 per share value, though there is no assurance it will be able to do so.

Must be preceded or accompanied by a current prospectus.

[GRAPHIC:  PHOTO OF FRANK E. HOLMES, CEO ON UPPER RIGHT CORNER]

Dear Shareholder,

Thank you for investing with the Bonnel Growth Fund, one of the exciting and dynamic funds in the U.S. Global Investors family. On the following pages, Art Bonnel shares with you his insights on the markets and his Fund's performance.

As new opportunities have opened up worldwide, we have expanded our investment focus and changed our name accordingly. Our company and our fund family, once known as United Services, have taken the new name U.S. Global Investors. The names of the individual funds will remain the same.

These new opportunities have inspired us to open several new funds for you. The Adrian Day Global Opportunity Fund invests for growth in blue-chip and emerging companies throughout the world. And the Regent Eastern European Fund seeks out the most promising investments in Eastern Europe and the former Soviet Union.

It's easy to open a new account in these funds or to exchange into them. It's just as easy to open a new account in the U.S. Government Securities Savings Fund, which is again ranked #1 by Lipper for five-year performance. In today's market environment, a fund like this can help protect your profits and savings from market downturns while still earning you one of the highest money market yields available in America.

Ideal for the long-term investor, the Bonnel Growth Fund has great potential for superior long-term performance. Remember that its growth strategy works best for patient investors willing to stay invested through inevitable short-term corrections.

If you would like to add to your account, it takes no more than a phone call to do so. Just call 1-800-US-FUNDS or 1-800-873-8637 to make a telephone purchase. Thank you for investing with U.S. Global Investors.

Sincerely yours,


/s/ FRANK HOLMES
Frank Holmes
Chairman & CEO

P.S. Another way to temper market corrections is the ABC Investment Plan(R). This dollar-cost averaging method helps you buy more shares when they are "on sale," and it removes the necessity and the risk of timing your purchase properly. Of course, no investment program can guarantee a profit. If you sell at bottom, no system will give you a gain. The ABC Investment Plan(R), however, works best in times like these by assuring that you purchase more shares when they cost less.

BONNEL GROWTH FUND SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED MARCH 31, 1997

The past six months have been turbulent for both the stock market and the Bonnel Growth Fund. For the six months ended March 31, 1997, the Fund's total return was -9.41% vs. +11.24% for the S&P 500 and -0.24% for the Russell 2000 index. It appears that most of the dollars flowing into mutual funds are going into index or large-cap funds and not growth funds. Growth may be out of favor for now, but it will come back.

We are pleased to report that the Fund had assets of $84.3 million as of March 31 and our expense ratio is now down to an annualized 1.75%. This is very positive for shareholders, since fixed costs are being spread out over a larger asset base, thus reducing the cost to each investor.

The Fund has a high weighting in growth-oriented technology, retailing and healthcare issues. We seek out companies which, in our opinion, have strong growth potential and because of that our analysis continues to uncover stocks in these dynamic industries. Sears Roebuck, which we have held since April 1995, has continued to reward us. The Fund received the Allstate spin-off and the stock of Sears is still near its high. Merck & Co. has been in the portfolio since October 1995 and is also continuing to do well. Merck's prospects look good because of new drugs coming to market and the aging of the U.S. population.

Then of course there is technology. One of our larger holdings, Intel, was initially purchased in October 1996 and still shows great earnings and prospects for the future. It also is a very liquid stock which other institutional investors are seeking out in this market environment.

The Fund looks at most industries in an effort to capitalize on what we believe are undervalued situations. As an example, in January of this year we purchased some shares of McDonald's. A fast-food company with international exposure, it is one of the best long-term growth companies in the market. As you look through the report you will see some of the other diversification the Fund has taken. Remember that while our focus has generally been on technology, healthcare and retail, our objective is growth. We look at all companies, large and small, with a focus on mid-cap companies to achieve that objective to the greatest extent possible.

[GRAPHIC:  PIE CHART CREATED WITH THE FOLLOWING DATA]

TOP SECTORS BASED ON TOTAL INVESTMENTS

INDUSTRY                                                              PERCENT

Technology ....................................................        37.35%
Chemicals, Pharmaceuticals, & Health Care .....................        20.17%
Retailing .....................................................         6.38%
Other .........................................................        36.10%
Total Investments .............................................       100.00%

[END OF CHART]

The volatility in 1997 has made investing difficult and has made diversification and risk management even more important. The Dow Jones Industrial Average peaked at 7085.16 on March 11 and then fell almost 10% by early April. The NASDAQ did even worse, peaking in January at 1388.06 and falling to 1206.90 in early April--a 13.05% decline. Yet when the market corrects, some stocks can become the bargains of the next bull market. We will continue to search for these bargains. The important thing to remember is no one knows exactly where the bottom will be, so it is important to take advantage of low-priced, high-value stocks and not try to get them at their very lowest. Time will work in favor of the patient investor.

You have a large choice of funds to choose from in today's marketplace, and I would like to thank you for choosing us and for placing your confidence in U.S. Global Investors. We will continue to work hard in our effort to find what we consider good quality investments for the portfolio. Thank you again for your support.


/s/ ARTHUR J. BONNEL
Arthur J. Bonnel
Portfolio Manager

                   ------------------------------------------
                   TOP 10 HOLDINGS BASED ON TOTAL INVESTMENTS
                   ------------------------------------------
                      EXXON CORPORATION ........       3.84%
                      Petroleum Refining
                   ..........................................
                      THE CLOROX COMPANY .......       3.33%
                      Chemical & Allied Prod
                   ..........................................
                      COLGATE-PALMOLIVE COMPANY        2.96%
                      Chemical & Allied Prod
                   ..........................................
                      ELI LILLY AND COMPANY ....       2.93%
                      Chemical & Allied Prod
                   ..........................................
                      MICROSOFT CORPORATION ....       2.72%
                      Business Services
                   ..........................................
                      AVERY-DENNISON CORPORATION       2.51%
                      Chemical & Allied Prod
                   ..........................................
                      MERCK & COMPANY, INC. ....       2.50%
                      Chemical & Allied Prod
                   ..........................................
                      CHEVRON CORPORATION ......       2.48%
                      Petroleum Refining
                   ..........................................
                      INTEL CORPORATION ........       2.48%
                      Electronics/Elect. Equip
                   ..........................................
                      DELL COMPUTER CORPORATION        2.41%
                      Industrial/Computer Equip
                   ..........................................
                      OTHER ....................      71.84%

                   ------------------------------------------


PORTFOLIO OF INVESTMENTS
                                                                  MARCH 31, 1997

                                                SHARES         VALUE
COMMON STOCKS   99.09%
APPAREL & OTHER FINISHED PRODUCTS   1.83%
Dress Barn, Inc. ........................        10,000    $   168,750*
Jones Apparel Group, Inc. ...............        30,000      1,113,750*
Tommy Hilfiger Corporation ..............         5,000        261,250*
                                                           -----------
                                                             1,543,750
BUSINESS SERVICES 8.81%
Activision, Inc. ........................        15,000        168,750*
Boole & Babbage, Inc. ...................        20,000        475,000*
DSP Group Inc. ..........................        10,000         92,500*
Electronics for Imaging, Inc. ...........        10,000        398,750*
Hyperion Software Corporation ...........        20,000        330,000*
Keane, Inc. .............................         5,000        164,375*
Manugistics Group, Inc. .................         5,000        182,500*
Microsoft Corporation ...................        25,000      2,292,188*
Project Software & Development ..........        30,000        960,000*
Seattle Filmworks Inc. ..................        15,000        165,000*
Shared Medical Systems ..................        10,000        465,000
Sun Microsystems, Inc. ..................        50,000      1,443,750*
Systems & Computer Technology Corporation        15,000        290,625*
                                                           -----------
                                                             7,428,438

CHEMICAL & ALLIED PRODUCTS  17.31%
Avery-Dennison Corporation ..............        55,000      2,117,500
Avon Products, Inc. .....................        35,000      1,837,500
Colgate-Palmolive Company ...............        25,000      2,490,625
Eli Lilly and Company ...................        30,000      2,467,500
Helen of Troy Ltd. ......................         5,000        118,750*
Medco Research Inc. .....................        15,000        120,000*
Merck & Company, Inc. ...................        25,000      2,106,250
NBTY, Inc. ..............................        35,000        529,375*
The Clorox Company ......................        25,000      2,803,125
                                                           -----------
                                                            14,590,625

DURABLE GOODS-WHOLESALE  3.78%
Act Manufacturing Inc. ..................        40,000        830,000*
Borg-Warner Automotive, Inc. ............         5,000        213,125
Harmonic Lightwaves, Inc. ...............        20,000        275,000*
Martin Marietta Materials, Inc. .........        15,000        386,250
W.W. Grainger, Inc. .....................        20,000      1,480,000
                                                           -----------
                                                             3,184,375
EATING AND DRINKING PLACES  1.99%
Cracker Barrel Old Country Store ........        10,000        261,250
McDonald's Corporation ..................        30,000      1,417,500
                                                           -----------
                                                             1,678,750

                                                                               5


PORTFOLIO OF INVESTMENTS                                          MARCH 31, 1997

                                                SHARES         VALUE

ELECTRIC, GAS & SANITARY SERVICES  1.19%
AES Corporation .........................        10,000    $   560,000*
Superior Services, Inc. .................        20,000        445,000*
                                                           -----------
                                                             1,005,000
ELECTRONICS/ELECTRICAL EQUIPMENT  13.93%
ADC Telecommunications, Inc. ............        70,000      1,881,250*
American Power Conversion Corp. .........        20,000        432,500*
ANADIGICS, Inc. .........................        30,000        810,000*
Boston Technology, Inc. .................        40,000        755,000*
Coherent Communications System ..........        50,000        862,500*
Detection Systems, Inc. .................         5,000         87,500*
ECI Telecommunications ..................         5,000         92,500
ESS Technology, Inc. ....................        30,000        727,500*
Hutchinson Technology, Inc. .............        51,000      1,453,500*
Intel Corporation .......................        15,000      2,086,875
Micrel, Inc. ............................        10,000        290,000*
Moog, Inc. ..............................         3,000         70,125*
MRV Communications Inc. .................         5,000        111,250*
P-COM, Inc. .............................        40,000      1,040,000*
Plexus Corporation ......................        30,000        885,000*
Vari-L Company, Inc. ....................        20,000        160,000*
                                                           -----------
                                                            11,745,500

FABRICATED METALS 4.24%
Illinois Tool Works, Inc. ...............        20,000      1,632,500
Snap-On, Inc. ...........................        30,000      1,162,500
Tower Automotive, Inc. ..................        20,000        780,000*
                                                           -----------
                                                             3,575,000

HEALTH SERVICES  2.97%
Columbia/HCA Healthcare Corp. ...........        20,000        672,500
Express Scripts, Inc. Class "A" .........         5,000        178,750*
Patterson Dental Company ................         5,000        170,000*
Pediatrix Medical Group Inc. ............        20,000        657,500*
RehabCare Group, Inc. ...................        35,000        826,875*
                                                           -----------
                                                             2,505,625

INDUSTRIAL/COMPUTER EQUIPMENT 14.59%
Applied Magnetics Corp. .................        35,000        988,750*
Baker Hughes, Inc. ......................        10,000        383,750
Compaq Computer Corporation .............        25,000      1,915,625*
Comverse Technology, Inc. ...............        15,000        592,500*
DT Industries, Inc. .....................        20,000        525,000
Dell Computer Corporation ...............        30,000      2,028,750*
Digital Link Corporation ................        10,000        125,000*
ENCAD, Inc. .............................        20,000        597,500*



6


PORTFOLIO OF INVESTMENTS                                          MARCH 31, 1997

                                                 SHARES        VALUE

INDUSTRIAL/COMPUTER EQUIPMENT   14.59% (continued)
Minnesota Mining & Manufacturing Co. ....        20,000    $ 1,690,000
Selas Corporation of America ............         3,000         48,000
Smart Modular Tech Inc. .................        10,000        237,500*
Smith International Inc. ................        25,000      1,140,625*
Valmont Industries ......................        20,000        780,000
Varco International Inc. ................        50,000      1,250,000*
                                                           -----------
                                                            12,303,000

MEASURING INSTRUMENTS/PHOTO GOODS  2.78%
Datum, Inc. .............................        25,000        362,500*
II-VI, Inc. .............................        70,000      1,732,500*
MTS Systems Corporation .................         5,000        110,000
Wireless Telecom Group ..................        15,000        140,625
                                                           -----------
                                                             2,345,625

PETROLEUM REFINING  6.31%
Chevron Corporation .....................        30,000      2,088,750
Exxon Corporation .......................        30,000      3,232,500
                                                           -----------
                                                             5,321,250

PRIMARY METAL INDUSTRIES  1.05%
AFC Cable Systems .......................        10,000        207,500*
Engelhard Corporation ...................         5,000        105,000
Lone Star Technologies, Inc. ............        30,000        570,000*
                                                           -----------
                                                               882,500

PRINTING/PUBLISHING  3.71%
Analytical Surveys, Inc. ................        10,000        106,250*
Consolidated Graphics Inc. ..............        70,000      2,003,750*
McGraw-Hill Companies, Inc. .............        20,000      1,022,500
                                                           -----------
                                                             3,132,500

RETAIL  6.38%
Alberto-Culver Company ..................        20,000        445,000
Amerisource Health Corporation ..........        20,000        875,000*
Dollar Tree Stores, Inc. ................        25,000        925,000*
Safeway, Inc. ...........................        35,000      1,623,125*
Sears, Roebuck and Company ..............        30,000      1,507,500
                                                           -----------
                                                             5,375,625

SECURITY & COMMODITY BROKERS  1.88%
Bear Stearns Companies, Inc. ............        15,750        413,437
Charles Schwab Corporations .............        35,000      1,115,625
Investment Technology Group .............         3,000         57,000*
                                                           -----------
                                                             1,586,062


                                                                               7


PORTFOLIO OF INVESTMENTS                                          MARCH 31, 1997

                                                 SHARES         VALUE
TEXTILE MILL PRODUCTS   1.36%
Interface Inc. ..........................         3,000    $    75,188
Russel Corporation ......................        30,000      1,072,500
                                                           -----------
                                                             1,147,688

MISCELLANEOUS  4.98%
Anchor Gaming
   (Amusement & Recreation Services) ....        35,000        975,625*
Brightpoint, Inc.
   (Communications) .....................        12,500        203,125*
DeVry, Inc.
   (Educational Services) ...............        15,000        330,000*
Ducommun Inc.
    (Transportation Equipment) ..........        10,000        243,750*
Home Depot, Inc.
    (Building Materials) ................        30,000      1,605,000
Oceaneering International, Inc.
    (Oil and Gas Extraction) ............        20,000        312,500*
Owens-Illinois, Inc.
    (Stone, Clay, Glass, Concrete) ......        20,000        492,500*
Southwall Technologies Inc.
    (Rubber & Miscellaneous Plastics) ...         5,000         33,125*
                                                           -----------
                                                             4,195,625
                                                           -----------
TOTAL COMMON STOCKS (cost $85,029,512) ..                   83,546,938


                                               PRINCIPAL
                                                AMOUNT
REPURCHASE AGREEMENT   .87%

Joint Repurchase   Agreement    Account,
     6.50%    3/31/97,    due    4/1/97,
     repurchase      price     $729,692,
     collateralized   by   $752,660   of
     allocated portions of U.S. Treasury
     Note, 5%, 1/31/99 and U.S. Treasury
     Bonds, 6.625% to 7.625%, 2/15/25 to
     2/15/27,    plus   the   associated
     interest,    (cost $729,692)           $   729,692        729,692

TOTAL INVESTMENTS   99.96%
  (cost $85,759,204)                                        84,276,630
Other assets and liabilities, net .04%                          30,617
                                                           -----------

NET ASSETS   100%                                          $84,307,247
                                                           ===========


----------
* Non-income producing security.

See accompanying notes to financial statements.

8


STATEMENT OF ASSETS AND LIABILITIES                               MARCH 31, 1997


ASSETS
   Investments, at value (identified cost of $85,759,204) .....    $ 84,276,630
   Cash .......................................................           3,033
   Receivables:
      Dividends ...............................................          24,700
      Interest ................................................             132
      Capital shares sold .....................................         486,789
   Other ......................................................          10,982
                                                                   ------------
   Total Assets ...............................................      84,802,266
                                                                   ------------

LIABILITIES
   Payables:
      Capital shares redeemed .................................         374,785
      To manager and affiliates ...............................          17,065
      Accounts payable and accrued expenses ...................         103,169
                                                                   ------------
   Total Liabilities ..........................................         495,019
                                                                   ------------
NET ASSETS ....................................................    $ 84,307,247
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital ............................................    $ 80,839,247
   Undistributed net investment income (loss) .................        (496,663)
   Accumulated net realized gain (loss) from investments ......       5,447,237
   Net unrealized appreciation (depreciation) of investments ..      (1,482,574)
                                                                   ------------
   Net assets applicable to capital shares outstanding ........    $ 84,307,247
                                                                   ============

   Capital shares outstanding .................................       5,478,648
                                                                   ============

NET ASSET VALUE, PER SHARE ....................................          $15.39
                                                                         ======

----------
See accompanying notes to financial statements.




                                                                               9



STATEMENT OF OPERATIONS
                                                 SIX MONTHS ENDED MARCH 31, 1997

NET INVESTMENT INCOME

   Income:
      Dividends ...............................................    $    322,379
      Interest and other ......................................          22,676
                                                                   ------------
        Total Income ..........................................         345,055
                                                                   ------------

   Expenses:
      Management fees .........................................         479,734
      Transfer agent fees and expenses ........................         110,799
      Accounting service fees and expenses ....................          21,874
      Legal and professional fees .............................          16,198
      Distribution plan expenses ..............................         119,639
      Custodian fees ..........................................          10,906
      Shareholder reports and notices .........................          19,155
      Registration fees .......................................          36,606
      Trustee's fees and expenses .............................          15,434
      Miscellaneous ...........................................          12,286
                                                                   ------------
      Total expenses before reductions ........................         842,631
      Expenses reimbursed or offset ...........................            (913)
                                                                   ------------
        Net Expenses ..........................................         841,718
                                                                   ------------
NET INVESTMENT INCOME (LOSS) ..................................        (496,663)
                                                                   ------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Realized gain from securities ..............................       7,518,884
   Net change in unrealized appreciation
   (depreciation) of investments ..............................     (16,276,796)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........      (8,757,912)
                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..................................    $ (9,254,575)
                                                                   ============

----------
See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS


                                                            SIX MONTHS
                                                               ENDED        YEAR ENDED
                                                             MARCH 31,     SEPTEMBER 30,
                                                               1997            1996
                                                          ------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income (loss) .......................   $    (496,663)   $    (740,292)
   Net realized gain (loss) on investments ............       7,518,884         (728,847)
   Net change in unrealized appreciation (depreciation)     (16,276,796)      11,257,430
                                                          -------------    -------------
      NET INCREASE (DECREASE) IN NET ASSETS FROM
      INVESTMENT OPERATIONS ...........................      (9,254,575)       9,788,291
                                                          -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized capital gains ....................        (896,933)            --
   In excess of net ralized capital gains .............            --         (1,492,448)
                                                          -------------    -------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............        (896,933)      (1,492,448)
                                                          -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................      36,827,946      116,765,133
   Distributions reinvested ...........................         863,247        1,437,680
   Paid-in capital portion of short-term trading fee ..          16,242           25,613
                                                          -------------    -------------
                                                             37,707,435      118,228,426

   Cost of shares redeemed ............................     (33,944,233)     (60,501,758)
                                                          -------------    -------------
      NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ......................       3,763,202       57,726,668
                                                          -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS .................      (6,388,306)      66,022,511
                                                          -------------    -------------

NET ASSETS
Beginning of period ...................................      90,695,553       24,673,042
                                                          -------------    -------------
END OF PERIOD [including undistributed net investment
   income (loss) of $(496,663) and $-0-, respectively]    $  84,307,247    $  90,695,553
                                                          =============    =============

----------
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
                                                                  MARCH 31, 1997


NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

Bonnel Growth Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund, which commenced operations on October 17, 1994, is one of four portfolios of U.S. Global Accolade Funds (the "Trust"), a Massachusetts business trust.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A.  SECURITY VALUATIONS

Investments traded on national securities exchanges and NASDAQ quoted securities are valued at the last sales price reported by the security's primary exchange at the time of daily valuation. Listed and NASDAQ securities for which no sale was reported, over-the-counter securities and corporate bonds are valued at the mean between the last reported bid and asked prices, certain of which are obtained from one or more dealers that make markets in the securities. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available and securities which are subject to legal or contractual restrictions on resale are valued at fair value as determined by the Trustees.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the information becomes available to the Fund. Interest income, accretion of discount and amortization of the premium are recorded on an accrual basis.

C.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. The Fund participates, with other funds managed by the Manager, in a joint repurchase agreement account where uninvested cash is collectively invested in repurchase agreements for which each fund has its respective percentage of an undivided interest in the account.

D.  FEDERAL INCOME TAXES

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

E.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

The Fund makes distributions from net investment income and realized capital gains at least annually.

F.  EXPENSES

Each Fund bears expenses incurred specifically on its behalf as well as an allocation of Trust level expenses. Short-term trading fees, that are collected from temporary investors in the Fund, are applied as a reduction to expenses to the extent of such related cost; any excess is credited as paid-in capital. Expense offset arrangements have been made with the Fund's custodian whereby the custodian fees are paid indirectly by credits earned on the Fund's cash balances. Such deposit arrangements are an alternative to overnight investments.

G.  USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE  2  RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the "Manager"), under an investment advisory agreement with the Trust in effect through March 8, 1998, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of the Fund in accordance with its investment objectives, policies and limitations. The Manager also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a Trustee of the Fund, is a controlling owner of the Manager.

For the services of the Manager, the Fund pays a management fee at an annual rate of 1% of average net assets. Fees are accrued daily and paid monthly.

United Shareholder Services, Inc. ("USSI"), a wholly-owned subsidiary of the Manager, is transfer agent and accounting service agent for the Fund. The Fund pays an annual fee based on number of shareholder accounts for transfer agency services. For maintaining the books and records of the Fund and calculating its daily net asset value, USSI is paid a fee based upon the level of Fund net assets, subject to a minimum fee. Additionally, the Manager is reimbursed certain costs for in-house legal services pertaining to the Fund.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 which allows an annual fee of up to .25% of its average net assets to be used for or to reimburse the Manager for expenditures in connection with sales and promotional services related to the distribution of Fund shares.

During the period ended March 31, 1997, A & B Mailers, Inc., a wholly-owned subsidiary of the Manager, was paid $1,048 for mailing services provided to the Fund.

NOTE 3  INVESTMENT ACTIVITY

For the period ended March 31, 1997, purchases and sales of long-term investments were $116,752,520 and $114,498,726, respectively.

The federal income tax basis of the securities owned at March 31, 1997, was $85,759,204. The tax basis components of net unrealized appreciation and depreciation were $5,800,179 and $7,282,753, respectively. The Fund had capital losses of $1,174,714, which occurred prior to October 31, 1995, that, for tax purposes, are deemed to have occurred on October 1, 1996.

NOTE 4  CAPITAL SHARE ACTIVITY

The Fund has an unlimited number of no par value shares authorized. The following is a summary of capital share activity:

                                          SIX MONTHS ENDED       YEAR ENDED
                                             MARCH 31, 1997   SEPTEMBER 30, 1996

Shares sold .............................     2,120,845          7,483,138
Shares reinvested .......................        49,413            104,558
Shares redeemed .........................    (1,979,267)        (3,965,534)
                                            -----------         -----------
      Net share activity ................       190,991          3,622,162
                                            ===========         ===========

FINANCIAL HIGHLIGHTS

For a capital  share  outstanding  during the six months  ended  March 31,  1997
(unaudited) and each year ended September 30,


                                               1997       1996         1995*
                                             --------   --------     -------

NET ASSET VALUE, BEGINNING OF PERIOD .....   $ 17.15    $  14.81    $  10.02
                                             -------     -------     -------
INVESTMENT ACTIVITIES
   Net investment income .................      (.09)       (.14)       (.07)
   Net realized and unrealized gain (loss)     (1.50)       3.13        4.91
                                             -------     -------     -------
Total from investment activities .........     (1.59)       2.99        4.84
                                             -------     -------     -------
DISTRIBUTIONS
   From net investment income ............      --          --         --
   In excess of net investment income ....      --          --          (.05)
   From net realized gains ...............      (.17)       --         --
   In excess of net realized gains .......      --          (.65)      --
                                             -------     -------     -------
Total distributions ......................      (.17)       (.65)       (.05)
                                             -------     -------     -------
NET ASSET VALUE, END OF PERIOD ...........   $ 15.39    $  17.15    $  14.81
                                             =======     =======     =+=====

TOTAL RETURN (excluding account fees) ....     (9.41)%     21.27%      48.74%
Ratios to Average Net Assets (a):
   Net investment income .................     (1.04)%     (1.32)%     (1.46)%
   Total expenses ........................      1.75%       1.83%       2.50%
   Expenses reimbursed or offset .........      --          --          (.02)%
   Net expenses ..........................      1.75%       1.83%       2.48%
Average commission rate paid .............   $ .0685     $ .0708        N/A
Portfolio turnover rate ..................       123%        212%        145%

Net assets, end of period (in thousands) .   $84,307     $90,696     $24,673


----------
* From October 17, 1994 (commencement of operations).

(a) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. Such amounts would decrease the net investment income ratio had such reductions not occurred.

See accompanying notes to financial statements.

[GRAPHIC:  U.S. GLOBAL INVESTORS LOGO]

U.S. Global Investors
P.O. Box 781234
San Antonio, Texas  78278-1234